Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (4,452,203)	$ (375,188)	$ (5,926,134)	$ (21,339,155)
Non-controlling interest	(361,519)		(188,392)	(195,416)
Adjustments to reconcile net loss to cash flows from operating activities:
Excess derivative expense	1,118,990	316,261	414,465	449,301
Loss on settlement		80,000	106,051	393,135
Loss on deposits			119,000
Gain on debt forgiveness			(96,595)	590,226
Gain on loss of control of VIE		(313,928)	(313,928)
Return on EB5 Investment		500,000	500,000
Amortization of debt discount	156,651	1,845,925	2,617,274	3,823,500
Stock based compensation	124,000	66,000	518,394	9,225,076
Change in fair value of derivative liability	65,073	(3,992,108)	(1,087,485)	2,109,930
Change in exercise of warrant	(14,637)	(70,389)	(58,868)	119,525
Depreciation	98,238	44,684	105,982	110,032
Amortization of intangible assets	2,017		2,206	1,400
Impairment loss			43,800	2,066,958
Equity method investment loss	60,747
Unrealized (gain) loss on securities	857,979		(1,451,922)
Changes in assets and liabilities:
Accounts receivable	(271,911)	122,971	(301,081)	83,628
Inventory	(202,338)	(83,253)	93,020	(323,186)
Prepayment, deposits and other receivables	(2,495)	(855,878)	(594,074)	403,471
Other assets			54,163	(30,193)
Other payables	(131,502)	404,993	202,760
Accounts payable and accrued liabilities	362,867	466,135	1,122,211	423,199
Customer deposits	150,915	137,313	297,645	184,131
Unearned revenue		3,909	(53,248)	(8,424)
Right of use assets	118,795	119,483	232,374	(650,165)
Lease liability	(121,983)	(118,078)	(232,622)	674,188
Investment to Indigo Dye		(564,818)	(564,819)
Shares to be issued - liabilities			(26,000)
Interest Payable	43,121	98,780	160,826	(96,046)
Net cash used in operating activities	(2,399,196)	(2,167,187)	(4,314,832)	(1,984,876)
Cash flows from investing activities:
Purchase of fixed assets	(1,213,278)		(69,265)	(132,494)
Investment proceeds from Lemon Glow			(274,274)
Investment proceeds from NUG			(28,673)
Net cash used in investing activities	(1,213,278)		(372,210)	(132,494)
Cash flows from financing activities:
Proceeds from shares issuance	430,680		4,171,000	690,280
Contributions of capital to noncontrolling minority			88,736
Distributions of capital to noncontrolling minority			(24,000)
Loan receivable		(13,911)	1,365	84,168
Loan receivable - related parties		38,044	38,044	(318,535)
Proceeds (Repayment) from(to) notes payable, net	(110,120)		(345,287)
Proceeds (Repayment) from(to) note payable - related parties, net	(15,427)			(2,573)
Proceeds from advanced shares issuance	500,000			136,000
Proceeds (Repayment) from(to) loans payable, net	949,546	271,929	182,087	302,675
Proceeds (Repayment) from(to) loans payable - related parties, net	524,226	540,281	122,401	5,943
Proceeds from convertible notes		1,804,900	2,174,200	1,626,045
Repayment of convertible notes		(227,700)	(438,752)
Reduction of cash due to Indigo deconsolidation		(326,811)	(326,812)
Net cash provided by financing activities	2,278,905	2,086,732	5,642,982	2,524,003
Net decrease in cash	(1,333,569)	(80,454)	955,940	406,633
Cash paid during the period for:
Cash, beginning of period	1,396,944	441,004	441,004	34,371
Cash, end of period	63,375	360,550	1,396,944	441,004
Cash paid interest
Net changes in financial statements amounts due to purchase
Intangible assets acquired			10,648,378
Supplemental disclosure of non-cash financing activities —
Shares issued for conversion of convertible debt	535,269	1,594,338	2,560,371	1,959,497
Reduction in derivative liability due to conversion	769,071	2,336,779	4,956,143	2,819,825
Debt discount related to convertible debt		$ 2,010,717	2,127,481	3,315,037
Debts settled through shares issuance				229,000
Shares issued for award to Bizright				(32,291,060)
Shares cancelled for termination of Bizright Acquisition				32,283,910
Shares issued for warrant exercise				28,381
Reclassification from prepaid deposit to BZRTH investment				(883,958)
Lemon Glow Company, Inc [Member]
Cash flows from operating activities:
Net loss
Non-controlling interest
Adjustments to reconcile net loss to cash flows from operating activities:
Amortization of debt discount
Impairment loss
Net changes in financial statements amounts due to purchase
Goodwill acquired			757,648
Intangible assets acquired			10,637,000
Property, plant and equipment acquired			2,348,167
Liabilities recognized			(6,018,943)
Equity issued			(7,449,600)
Net realized gains on the transactions
Net cash paid for acquisition			274,272
Nug Ave Inc [Member]
Net changes in financial statements amounts due to purchase
Property, plant and equipment acquired			32,860
Other assets acquired			5,800
Liabilities recognized			(9,987)
Net realized gains on the transactions
Net cash paid for acquisition			$ 28,673